Dividends (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Cash Dividends [Abstract]
Schedule of Dividends	Dividends declared were as follows:

	Three months ended June 30
	2022		2021
	Dividend	Dividend per share	Dividend	Dividend per share
Common shares	$122,636	$0.1808	$105,707	$0.1706
Series A preferred shares	C$ 1,549	$0.3226	C$ 1,549	$0.3226
Series D preferred shares	C$ 1,273	$0.3182	C$ 1,273	$0.3182

	Six months ended June 30
	2022		2021
	Dividend	Dividend per share	Dividend	Dividend per share
Common shares	$238,209	$0.3514	$200,322	$0.3257
Series A preferred shares	C$ 3,097	$0.6453	C$ 3,097	$0.6453
Series D preferred shares	C$ 2,546	$0.6364	C$ 2,546	$0.6364